INTANGIBLE ASSETS, NET (Schedule of Intangible Assets) (Details) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2015	Dec. 31, 2014
Finite-Lived Intangible Assets [Line Items]
Cost	$ 7,921	$ 7,259	$ 7,921
Accumulated amortization	5,749	$ 5,946	5,749
Impairment of intangible assets	325		325
Intangible assets, net	1,847	$ 1,313	1,847
Know-How and patents [Member]
Finite-Lived Intangible Assets [Line Items]
Cost	4,738	4,076	4,738
Accumulated amortization	4,606	4,002	4,606
Technology [Member]
Finite-Lived Intangible Assets [Line Items]
Cost	1,789	1,789	1,789
Accumulated amortization	327	762	327
Customer Relationships [Member]
Finite-Lived Intangible Assets [Line Items]
Cost	686	686	686
Accumulated amortization	270	475	270
Backlog [Member]
Finite-Lived Intangible Assets [Line Items]
Cost	708	708	708
Accumulated amortization	$ 546	$ 707	$ 546